Trade accounts receivables - Schedule of trade accounts receivable (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Jan. 03, 2021	Dec. 31, 2019
Schedule of trade accounts receivable [Abstract]
Trade account receivables	$ 868,218	$ 766,889	$ 260,727
Expected credit loss	(90,164)	(9,083)	(13,640)
Trade receivables	778,054	757,806	247,087
Accounts receivable canceled	$ 117,414	$ 62,184	$ 18,215